Shareholders’ Equity (Details) - Schedule of Option Activity - Equity Option [Member] - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Shareholders’ Equity (Details) - Schedule of Option Activity [Line Items]
Number of Share Options, Balance Beginning	3,075,935	1,336,480	1,455,761
Weighted Average Exercise Price Per Share, Balance Beginning	$ 2.55	$ 1.64	$ 1.68
Number of Share Options, Balance Ending	3,718,621	3,075,935	1,336,480
Weighted Average Exercise Price Per Share, Balance Ending	$ 2.07	$ 2.55	$ 1.64
Weighted Average Remaining Contractual Term (in years), Balance ending	7 years 4 months 28 days	7 years 9 months 18 days	7 years 10 days
Number of Share Options, Granted	1,157,940	1,806,316	108,929
Weighted Average Exercise Price Per Share, Granted	$ 1.29	$ 3.3	$ 2.02
Number of Share Options, Expired	(89,194)	(3,380)	(13,875)
Weighted Average Exercise Price Per Share, Expired	$ 2.48	$ 3.43	$ 2.94
Number of Share Options, Forfeited	(319,810)	(63,262)	(24,635)
Weighted Average Exercise Price Per Share, Forfeited	$ 2.42	$ 2.04	$ 1.85
Number of Share Options, Exercised	(106,250)	(219)	(189,700)
Weighted Average Exercise Price Per Share, Exercised	$ 2.87	$ 1.64	$ 2.06
Number of Share Options, Exercisable at the end of year	1,590,516
Weighted Average Exercise Price Per Share, Exercisable at the end of year	$ 2
Weighted Average Remaining Contractual Term (in years), Exercisable at the end of year	5 years 11 months 15 days